N-4	Dec. 31, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/24)
					1-Year	5-Year	10-Year
Equity	Vanguard Variable Insurance Fund Diversified Value Portfolio Aristotle Capital Management, LLC Hotchkis and Wiley Capital Management, LLC Harris Associates L.P.	0.30%	0.35%	0.65%	14.89%	12.24%	9.76%

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/24)
					1-Year	5-Year	10-Year
Equity	Vanguard Variable Insurance Fund Diversified Value Portfolio Aristotle Capital Management, LLC Hotchkis and Wiley Capital Management, LLC Harris Associates L.P.	0.30%	0.35%	0.65%	14.89%	12.24%	9.76%

Vanguard Variable Insurance Fund Diversified Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC Hotchkis and Wiley Capital Management, LLC Harris Associates L.P.
Current Expenses [Percent]	0.30%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	9.76%